Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents		$ 299,322	$ 200,407
Short-term bank deposits		20,266	79,369
Available-for-sale marketable securities		12,836	26,150
Trade and unbilled receivables, net		941,913	928,757
Other receivables and prepaid expenses		171,359	145,562
Inventories, net of customer advances		837,111	868,799
Total current assets		2,282,807	2,249,044
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies		132,718	125,433
Long-term trade and unbilled receivables		152,463	212,725
Long-term bank deposits and other receivables		15,765	18,081
Deferred income taxes, net		52,619	60,224
Severance pay fund		270,151	276,707
Total long-term investments and receivables		623,716	693,170
PROPERTY, PLANT AND EQUIPMENT, NET	[1]	449,759	441,535
GOODWILL		622,654	504,611
OTHER INTANGIBLE ASSETS, NET		147,622	132,921
Total assets		4,126,558	4,021,281
CURRENT LIABILITIES:
Short-term bank credit and loans		0	557
Current maturities of long-term loans and Series A Notes		113,359	81,958
Trade payables		347,366	369,659
Other payables and accrued expenses		739,867	758,760
Customer advances in excess of costs incurred on contracts in progress		437,202	413,223
Total current liabilities		1,637,794	1,624,157
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities		165,971	220,716
Series A Notes, net of current maturities		226,758	293,923
Employee benefit liabilities		381,641	396,639
Deferred income taxes and tax liabilities, net		44,738	68,435
Customer advances in excess of costs incurred on contracts in progress		167,601	120,299
Other long-term liabilities		99,668	58,217
Total long-term Liabilities		$ 1,086,377	$ 1,158,229
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2015 and 2014; Issued 44,138,989 and 44,094,416 shares as of December 31, 2015 and 2014, respectively; Outstanding 42,730,068 and 42,685,495 shares as of December 31, 2015 and 2014, respectively		$ 12,341	$ 12,330
Additional paid-in capital		261,421	259,677
Treasury shares – 1,408,921 as of December 31, 2015 and 2014.		(40,428)	(40,428)
Accumulated other comprehensive loss		(71,610)	(96,583)
Retained earnings		1,232,610	1,091,671
Total Elbit Systems Ltd. equity		1,394,334	1,226,667
Non-controlling interests		8,053	12,228
Total equity		1,402,387	1,238,895
Total liabilities and equity		$ 4,126,558	$ 4,021,281

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $17,591 as of December 31, 2015 and 2014, respectively.